Other Receivables and Current Assets	12 Months Ended
Dec. 31, 2025
Other Receivables and Current Assets [Abstract]
Other receivables and current assets
7.	Other receivables and current assets

Other receivables and current assets consist of the following:

	December 31, 2025	December 31, 2024
Prepaid social insurance	$603	$237
Prepaid expenses	200,761	-
Other receivables	14,678	4,110
Total	$216,042	$4,347